November 1, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attention:                      Office of Filings, Information & Consumer Service

Re:           Munder Series Trust II (the “Trust”) (File Nos. 333-15205, 811-07897)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information dated October 30, 2010 for the Munder Healthcare Fund does not differ from that contained in Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 28, 2010.

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Managing Counsel

cc:           A. Eisenbeis